Cover	Jul. 29, 2026
Cover [Abstract]
Document Type	S-1
Registrant Name	SECURITIZE CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-2455527
Entity Address, Address Line One	78 SW 7th Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	646
Local Phone Number	918-5012
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002094496
Amendment Flag	true